Income(Loss) Per Share Data (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	May 22, 2009 Convertible Debt [Member]	Sep. 30, 2012 Common stock [Member]	Sep. 30, 2011 Common stock [Member]	Sep. 30, 2012 Common stock [Member] Restatement Adjustment [Member]	Sep. 30, 2012 E Ordinary Shares [Member]	Sep. 30, 2011 E Ordinary Shares [Member]
Undistributed Earnings, Basic [Abstract]
Total undistributed income/(losses)	$ 706	$ 1,099		$ 704	$ 1,095		$ 2	$ 4
Distributed Earnings [Abstract]
Total distrubuted income	194	89		193	89		1	0
Numerator - Net income
Net Income	900	1,188		897	1,184		3	4
Weighted Average Number of Shares Outstanding, Basic [Abstract]
Ordinary shares [Shares]				382,593,036	381,471,126
Fully Vested Options [Shares]				1,706,404	1,447,478
Weighted average number of ordinary shares, Basic [Shares]				384,299,440	382,918,604		2,541,262	2,958,298
Weighted average number of ordinary shares, Diluted [Shares]				419,369,278	417,764,833		2,541,262	2,958,298
Dilutive Securities, Effect on Basic Earnings Per Share [Abstract]
Dilutive potential of stock incentive options [Shares]				1,545,223	1,321,614
Dilutive potential of convertible bonds [Shares]				33,524,615	33,524,615
Dilutive potential of E Ordinary shares [Shares]				0	0
Earnings Per Share Reconciliation [Abstract]
Net income/(loss) - attributable to AngloGold Ashanti	900	1,188		897	1,184		3	4
Interest expense on convertible bonds				55	53
Amortization of issue cost and discount on convertible bonds				24	23
Fair value adjustment on convertible bonds included in income				(170)	(200)
Income used in calculation of diluted earnings per ordinary share				$ 806	$ 1,060
Prior Period Adjustment [Abstract]
Ordinary shares - diluted (USD per share)				$ 1.92	$ 2.54	$ 0.23	$ 1.09	$ 1.43
Debt Instrument [Line Items]
Coupon rate [Percent]			3.50%